Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Cash and Cash Equivalents

Million US dollar	31 December 2018	31 December 2017
Short-term bank deposits	2 233	3 896
Cash and bank accounts	4 841	6 576

Cash and cash equivalents	7 074	10 472
Bank overdrafts	(114)	(117)

	6 960	10 355